BORROWINGS - Loans from banks and financial institutions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
BORROWINGS
Total bank and other loans	₽ 270,143	₽ 221,113
Less: current portion	(61,916)	(13,312)
Total bank and other loans, non-current	208,227	207,801
Sberbank | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 135,000	85,001
Sberbank | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Interest rate	5.99%
Sberbank | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Basis spread on variable rate	1.19%
VTB | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 129,307	₽ 129,091
VTB | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Basis spread on variable rate	0.50%
VTB | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Basis spread on variable rate	1.25%
Subsidized loans
BORROWINGS
Maximum Amount Borrowed			₽ 1,702
Subsidized loans | Minimum
BORROWINGS
Interest rate		1.00%
Subsidized loans | Maximum
BORROWINGS
Interest rate		5.00%
Subsidized loans | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 1,769	₽ 1,845
Subsidized loans | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Interest rate	0.10%
Subsidized loans | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Basis spread on variable rate	2.42%
Related party loans | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 1,968	1,803
Related party loans | Russian Rubles | Central Bank key rate
BORROWINGS
Interest rate	8.70%
Other | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 2,099	₽ 3,373